SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EPB 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,102,439	$ 3,194,190
EBP, Asset Held for Investment	$ 41,643,553
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AmericanEupacR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	American Eupac R6
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 484,651
Investment, Identifier [Axis]: ColumbiaDividendIncomeI3Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Dividend Income I3
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,616,058
Investment, Identifier [Axis]: DodgeAndCoxGlobalBondXMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Global Bond X
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 48,506
Investment, Identifier [Axis]: DodgeAndCoxIncomeXMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox Income X
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 113,038
Investment, Identifier [Axis]: FederatedHermesPreservationFundIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Hermes Preservation Fund I
EBP, Investment, Current Value, Type [Extensible Enumeration]	Collective Trust Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 566,799
Investment, Identifier [Axis]: FirstCommunityCorporationEmployerSecurityMember
EBP, Investment, Issuer Name [Extensible Enumeration]	First Community Corporation
EBP, Investment, Current Value, Type [Extensible Enumeration]	Unitized Stock Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,102,439
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: JPMorganMidCapGrowthR6Member
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Mid Cap Growth R6
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,805,650
Investment, Identifier [Axis]: NotesReceivableFromParticipants
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ (0)
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 361,437
Investment, Identifier [Axis]: TRowePriceAllCapOpportIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price All-Cap Opport I
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,606,027
Investment, Identifier [Axis]: TRowePriceIntUSSmCapGrthEqtyIMember
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Int US Sm-Cap Grth Eqty I
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 914,497
Investment, Identifier [Axis]: Vanguard500IndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard 500 Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,075,242
Investment, Identifier [Axis]: VanguardDevelopedMktsIndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Developed Mkts Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 197,781
Investment, Identifier [Axis]: VanguardMidCapIndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,019,306
Investment, Identifier [Axis]: VanguardRealEstateIndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Real Estate Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 165,373
Investment, Identifier [Axis]: VanguardSmallCapIndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small-Cap Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,699,664
Investment, Identifier [Axis]: VanguardTargetRetirement2020Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 140,252
Investment, Identifier [Axis]: VanguardTargetRetirement2025Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,097,145
Investment, Identifier [Axis]: VanguardTargetRetirement2030Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,441,155
Investment, Identifier [Axis]: VanguardTargetRetirement2035Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,725,049
Investment, Identifier [Axis]: VanguardTargetRetirement2040Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,209,897
Investment, Identifier [Axis]: VanguardTargetRetirement2045Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,766,874
Investment, Identifier [Axis]: VanguardTargetRetirement2050Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 395,227
Investment, Identifier [Axis]: VanguardTargetRetirement2055Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 770,497
Investment, Identifier [Axis]: VanguardTargetRetirement2060Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 290,521
Investment, Identifier [Axis]: VanguardTargetRetirement2065Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 88,677
Investment, Identifier [Axis]: VanguardTargetRetirement2070Member
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2070
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,203
Investment, Identifier [Axis]: VanguardTargetRetirementIncomeFundMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement Income Fund
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 334,894
Investment, Identifier [Axis]: VanguardTotalBondMarketIndexAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Market Index Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 46,866
Investment, Identifier [Axis]: VanguardWellesleyIncomeAdmMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Wellesley Income Adm
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 131,257
Investment, Identifier [Axis]: VanguardWellingtonAdmiralMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Wellington Admiral
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 427,571